February 24, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM MUTUAL FUND TRUST

1933 ACT REGISTRATION NO. 333-42004

1940 ACT REGISTRATION NO. 811-10027

On behalf of State Farm Mutual Fund (the “Trust”), we are filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) post-effective amendment no. 36 to the Trust’s registration statement under the Securities Act, which is also amendment no. 37 to its registration statement under the 1940 Act (the “Registration Statement”).

REASON FOR AMENDMENT.  The Trust is making this filing because the Trust’s S&P 500 Index Fund series is re-structuring on May 12, 2012. Currently the S&P 500 Index Fund is structured as a feeder fund that invests all of its assets into an unaffiliated registered investment company known as the S&P 500 Stock Master Portfolio, a series of Master Investment Portfolio. BlackRock Fund Advisors (“BFA”) serves as the investment adviser to the S&P 500 Stock Master Portfolio. On May 12, 2012, the S&P 500 Index Fund will redeem its interest in the S&P 500 Stock Master Portfolio in exchange for portfolio securities, substantially all of which are issued by companies that are part of the S&P 500 Index. As of that date, the S&P 500 Index Fund will be managed as a fund that invests directly in portfolio securities, and BFA will serve as the S&P 500 Index Fund’s investment sub-adviser (the “Restructuring”). The Registration Statement has been amended to reflect the Restructuring.

REQUEST FOR SELECTIVE REVIEW.  As provided in Investment Company Act Release No. 13768 (February 15, 1984), we request selective review of the Registration Statement only with respect to the Restructuring. The Trust intends to file an additional post-effective amendment to reflect any non-material changes related to the S&P 500 Index Fund and the Restructuring, and to facilitate the annual update of the Registration Statement for all of the Trust’s series on or about May 1, 2012.

Please contact the undersigned if you should have any questions concerning this letter or this filing.

Sincerely,

/s/ David Moore
David Moore
Assistant Secretary
(309) 766-1908